UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21178

Name of Fund:	BlackRock Municipal Income Quality Trust (BYM)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%
U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)
International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)
Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Municipal Market Overview For the Reporting Period Ended January 31, 2023

Municipal Market Conditions

Municipal bonds posted negative total returns during the period alongside rising interest rates spurred by surging inflation and aggressive Fed policy tightening. The market experienced a drawdown on par with some of the worst on record as the U.S. central bank delivered 425bps of rate hikes at the fastest pace in history. However, growing expectations for a pause in policy tightening later in the period offered a reprieve. Strong credit fundamentals, bolstered by robust revenue growth and elevated fund balances, drove positive excess returns versus comparable U.S. Treasuries. Shorter-duration (i.e., less sensitive to interest rates) and higher-rated bonds outperformed.

During the 12 months ended January 31, 2023, municipal bond funds experienced net outflows totaling $141 billion (based on data from the Investment Company Institute), marking the largest outflow cycle on record. As a result, elevated bid-wanted activity weighed on the market as investors raised cash to meet redemptions. At the same time, the market absorbed $347 billion in issuance, below the $453 billion issued during the prior 12-months. New issue oversubscriptions waned as sentiment turned less constructive.

Bloomberg Municipal Bond Index Total Returns as of January 31, 2023 6 months: 0.73% 12 months: (3.25)%

A Closer Look at Yields

From January 31, 2022, to January 31, 2023, yields on AAA-rated 30-year municipal bonds increased by 125 basis points (“bps”) from 1.95% to 3.20%, while ten-year rates increased by 64 bps from 1.55% to 2.19% and five-year rates increased by 83 bps from 1.22% to 2.05% (as measured by Thomson Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 2 bps. However, the curve remained relatively steep compared to the deeply inverted U.S. Treasury curve, which flattened by 150 bps.

The selloff experienced in early 2022 helped restore value to the asset class before outperformance in the latter half of the year stretched valuations across the curve. Municipal-to-Treasury ratios now sit below their 5-year averages, most notably in the front end of the curve.

Financial Conditions of Municipal Issuers

Buoyed by successive federal aid injections, vaccine distribution, and the re-opening of the economy, states and many local governments experienced revenue growth above forecasts in 2021 and 2022. While revenue collections, particularly sales and personal income tax receipts, continue to be robust in an environment of higher inflation, growth may subside as inflation declines or the economy slows. In the meantime, prevailing higher wages, energy costs, and interest rates in the post-Covid recovery will pressure state and local government costs. However, overall credit fundamentals are expected to remain sturdy. At this point, tax receipts could come under pressure although states with significant oil and gas production would benefit should prices remain elevated or rise. While municipal utilities typically benefit from autonomous rate-setting that allows them to adjust for rising fuel costs, rising commodity prices over a prolonged period could test affordability and the political will to raise rates to balance operations. State housing authority bonds, flagship universities, and strong national and regional health systems may also be pressured but are better poised to absorb the impact of the economic shock. Critical providers (safety net hospitals, mass transit systems, airports) with limited resources may still experience fiscal strain from the economic fallout from rising inflation, but aid and the re-opening of the economy will continue to support operating results through 2023. Work-from-home policies remain headwinds for mass transit farebox revenue and commercial real estate values. BlackRock anticipates that a small subset of the market, mainly non-rated stand-alone projects, will remain susceptible to credit deterioration.

The opinions expressed are those of BlackRock as of January 31, 2023 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Trust’s leverage if it deems such action to be appropriate. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Muni Term Preferred Shares (“VMTP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of January 31, 2023	BlackRock Municipal Income Quality Trust (BYM)

Investment Objective

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of January 31, 2023 ($11.82)(a)	3.86%
Tax Equivalent Yield(b)	6.52%
Current Monthly Distribution per Common Share(c)	$0.0380
Current Annualized Distribution per Common Share(c)	$0.4560
Leverage as of January 31, 2023(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/23	07/31/22	Change	High	Low
Closing Market Price	$11.82	$13.34	(11.39)%	$14.00	$10.18
Net Asset Value	13.09	13.56	(3.47)	13.65	11.41

Performance

Returns for the period ended January 31, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	(1.06)%	(8.13)%	2.01%	3.18%
Trust at Market Price(a)(b)	(9.18)	(11.56)	2.03	1.93

Customized Reference Benchmark(c)	0.57	(3.55)	2.25	N/A
Bloomberg Municipal Bond Index(d)	0.73	(3.25)	2.07	2.38

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield ex AMT (non-Investment Grade) Total Return Index (10%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

Municipal bonds posted slightly positive returns during the six-month period, with the benefit of income offsetting the effect of falling prices. Bond market returns, in general, were dampened by the combination of high inflation and continued interest rate increases by the Fed.

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Trust Summary as of January 31, 2023 (continued)	BlackRock Municipal Income Quality Trust (BYM)

The Trust’s use of U.S. Treasury futures to manage interest rate risk added value in the rising-rate environment. (Prices and yields move in opposite directions.) Holdings in high-quality, AA rated bonds, especially in the school district and state general obligation sectors, further contributed. Positions in the utilities sector also contributed, as did bonds with short calls and high coupons. (A bond is called when an issuer redeems it prior to its maturity date.)

Positions in issues with maturities of 25 years and above detracted due to their longer duration. (Duration is a measure of interest rate sensitivity). Healthcare was the largest detractor at the sector level, driven by holdings in A and BBB rated hospital bonds with 4% coupons. Positions in non-rated and BB securities, which experienced widening yield spreads due to “risk-off” investor sentiment, also underperformed. Allocations to the longer-duration local tax-backed and housing sectors detracted, as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/23

County/City/Special District/School District	22.2%
Transportation	19.4
Health	18.0
State	12.4
Utilities	9.5
Tobacco	6.3
Education	5.7
Housing	4.1
Corporate	2.4

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	9.5%
2024	6.4
2025	13.3
2026	5.3
2027	8.3

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	01/31/23

AAA/Aaa	10.3%
AA/Aa	41.3
A	23.9
BBB/Baa	9.8
BB/Ba	2.6
B	0.3
N/R(e)	11.8

(a)	Excludes short-term securities.
(b)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.4% of the Trust’s total investments.

T R U S T S U M M A R Y	7

Trust Summary as of January 31, 2023	BlackRock Municipal Income Trust II (BLE)

Investment Objective

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of January 31, 2023 ($10.99)(a)	4.04%
Tax Equivalent Yield(b)	6.82%
Current Monthly Distribution per Common Share(c)	$0.0370
Current Annualized Distribution per Common Share(c)	$0.4440
Leverage as of January 31, 2023(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on March 1, 2023, was decreased to $0.0340 per share. The yield on closing market price, tax equivalent yield, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/23	07/31/22	Change	High	Low
Closing Market Price	$10.99	$11.77	(6.63)%	$11.95	$9.43
Net Asset Value	12.28	12.60	(2.54)	12.72	10.62

Performance

Returns for the period ended January 31, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	(0.05)%	(9.36)%	1.27%	2.92%
Trust at Market Price(a)(b)	(4.24)	(17.13)	0.71	1.51

National Customized Reference Benchmark(c)	0.57	(3.59)	2.24	N/A
Bloomberg Municipal Bond Index(d)	0.73	(3.25)	2.07	2.38

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

Municipal bonds posted slightly positive returns during the six-month period, with the benefit of income offsetting the effect of falling prices. Bond market returns, in general, were dampened by the combination of high inflation and continued interest rate increases by the Fed.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of January 31, 2023 (continued)	BlackRock Municipal Income Trust II (BLE)

Portfolio income was a large contributor to the Trust’s total return at a time of negative price performance. The Trust’s use of U.S. Treasury futures to manage interest rate risk added value in the rising-rate environment. (Prices and yields move in opposite directions.) Positions in short duration bonds, including pre-refunded issues, contributed to performance. (Duration is a measure of interest rate sensitivity.) Holdings in intermediate-maturity debt also outperformed as demand in that part of the yield curve helped support prices.

On the other hand, positions in longer-dated securities (those with maturities of 25 years and above) hurt performance due to their longer duration. Holdings in bonds with coupons below 5%, which were also hurt by their longer duration, further weighed on results. The Trust’s use of leverage, which magnified the impact of falling prices, was an additional negative. Allocations to healthcare and housing issues detracted, largely as a result of the lower coupon structures of the bonds held in the portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/23

Transportation	22.3%
Health	15.7
State	13.2
County/City/Special District/School District	12.4
Corporate	10.5
Utilities	7.6
Education	7.1
Housing	5.7
Tobacco	5.3
Other*	0.2

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	14.6%
2024	6.6
2025	5.8
2026	5.5
2027	6.3

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	01/31/23

AAA/Aaa	3.6%
AA/Aa	32.4
A	36.3
BBB/Baa	13.7
BB/Ba	2.6
B	0.9
N/R(e)	10.5

(a)	Excludes short-term securities.
(b)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.0% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

T R U S T S U M M A R Y	9

Trust Summary as of January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF)

Investment Objective

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of an aggregate of the Trust’s net assets (including proceeds from the issuance of any preferred shares) and the proceeds of any borrowing for investment purposes, in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment (or, if unrated, are considered by the Trust’s investment adviser to be of comparable quality at the time of investment) and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of January 31, 2023 ($7.15)(a)	3.52%
Tax Equivalent Yield(b)	5.95%
Current Monthly Distribution per Common Share(c)	$0.0210
Current Annualized Distribution per Common Share(c)	$0.2520
Leverage as of January 31, 2023(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/23	07/31/22	Change	High	Low
Closing Market Price	$7.15	$7.81	(8.45)%	$7.87	$6.35
Net Asset Value	8.06	8.37	(3.70)	8.44	7.16

Performance

Returns for the period ended January 31, 2023 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	(1.42)%	(10.73)%	1.52%	2.79%
Trust at Market Price(a)(b)	(6.28)	(14.69)	(0.52)	0.96

National Customized Reference Benchmark(c)	0.57	(3.59)	2.24	N/A
Bloomberg Municipal Bond Index(d)	0.73	(3.25)	2.07	2.38

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

Municipal bonds posted slightly positive returns during the six-month period, with the benefit of income offsetting the effect of falling prices. Bond-market returns, in general, were dampened by the combination of high inflation and continued interest rate increases by the Fed.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of January 31, 2023 (continued)	BlackRock MuniVest Fund, Inc. (MVF)

The Fund’s use of U.S. Treasury futures to manage interest rate risk added value in the rising-rate environment. (Prices and yields move in opposite directions.) Holdings in the transportation, education and tobacco sectors also made minor contributions.

Healthcare was the largest detractor on a sector basis, followed by tax-backed states and utilities. Bonds with maturities of 15 years and above generally lagged shorter-maturity bonds. Lower-coupon bonds (those with coupons below 5%) also detracted, largely as a result of their underperformance in the first half of the period. The Fund’s holdings in A and BBB rated issues in the hospital sector detracted, as well.

Cash and cash equivalent securities comprised 9.1% of the Fund at the close of the period. The investment adviser maintained this above-average cash weighting to provide a measure of insulation from rising interest rates. The Fund’s cash position had not material impact on performance. The Fund’s duration was a half-year above that of Bloomberg Municipal Bond Index as of January 31, 2023. (Duration is a measure of interest rate sensitivity.)

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/23

Transportation	23.1%
Health	17.9
County/City/Special District/School District	13.6
Education	11.0
State	10.8
Utilities	7.1
Corporate	7.0
Tobacco	5.2
Housing	4.3
Other*	—

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage

2023	12.0%
2024	6.5
2025	7.5
2026	7.2
2027	17.4

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	01/31/23

AAA/Aaa	4.7%
AA/Aa	39.9
A	23.9
BBB/Baa	10.6
BB/Ba	4.0
B	2.0
N/R(e)	14.9

(a)	Excludes short-term securities.
(b)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.2% of the Trust’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

T R U S T S U M M A R Y	11

Schedule of Investments (unaudited) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(a)	$1,165	$1,241,037

Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	687,407
Series A, 5.00%, 07/01/39	610	587,966
Series A, 5.00%, 07/01/49	690	629,369
Series A, 5.00%, 07/01/54	530	473,716
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	538,948
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39	255	252,475
5.00%, 07/01/54	590	547,791

		3,717,672

California — 15.5%
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	155	110,229
Series A, 5.00%, 04/01/49	265	237,914
Series A-2, 4.00%, 08/01/47	1,715	1,420,488
California Health Facilities Financing Authority, Refunding RB
Series A, 3.00%, 10/01/47	2,795	2,200,755
Sub-Series A-2, 5.00%, 11/01/47	1,465	1,704,533
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(a)	10,100	11,491,325
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,450,306
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	3,020,543
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	150	110,323
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	130	127,326
4.00%, 10/01/56	195	167,630
4.00%, 12/01/56	230	170,527
Series A, 4.00%, 06/01/58	1,170	980,908
Senior Lien, 3.13%, 06/01/57	690	484,125
Series A, Senior Lien, 4.00%, 12/01/58	1,055	819,549
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	3,370	3,373,043
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, Convertiable, Election 2008, 6.25%, 08/01/28(c)	1,580	1,563,958
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	4,100	4,082,120
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	3,700	3,748,392
San Diego County Regional Airport Authority, RB, Series A, Subordinate, 4.00%, 07/01/51	2,730	2,697,846
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	2,000	1,147,660

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, CAB(d)
Series K-2, 0.00%, 07/01/38	$1,745	$953,189
Series K-2, 0.00%, 07/01/39	2,115	1,097,199
Series K-2, 0.00%, 07/01/40	2,715	1,343,249
Series G, Election 2008, 0.00%, 01/01/24(a)	3,425	1,744,028
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,116,419
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(d)	10,000	6,136,690

		53,500,274

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series B, 5.25%, 11/15/53	5,000	5,604,745
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(b)	1,055	916,449

		6,521,194

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	751,103
Series A, 5.00%, 07/01/48	2,110	2,003,928

		2,755,031

District of Columbia — 3.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,791,688
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,140	1,229,400

		11,021,088

Florida — 5.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,844,424
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	548,658
Series A, 5.50%, 06/01/57	220	200,976
County of Miami-Dade Seaport Department, RB, Series A, 6.00%, 10/01/23(a)	2,770	2,829,561
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	420	423,011
Series A, 5.00%, 06/15/56	580	566,405
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	305,878
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	4,013,615
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	716,261
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,000	3,788,508
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	630	655,577
5.00%, 08/01/47	1,845	1,918,759
Preserve at South Branch Community Development District, SAB
4.00%, 11/01/39	300	266,694
4.00%, 11/01/50	500	403,920
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	1,340	1,350,861

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	$260	$239,012
4.13%, 05/01/38	260	237,827

		20,309,947

Georgia — 1.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	245	228,416
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	545	578,907
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	275	276,487
Series A, 4.00%, 12/01/48	410	411,436
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	623,037
Series A, 5.00%, 05/15/43	775	787,849
Series A, 4.00%, 09/01/52(e)	3,065	3,064,752

		5,970,884

Idaho — 0.5%
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,592,079

Illinois — 11.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,692,378
Series A, 5.00%, 12/01/40	1,540	1,562,730
Series A, 5.00%, 12/01/47	1,055	1,058,699
Chicago O’Hare International Airport, RB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,519,793
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	3,500	3,573,140
Cook County Community College District No. 508, GO
5.13%, 12/01/38	7,700	7,833,056
5.50%, 12/01/38	1,000	1,020,331
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	564,207
Series A, 5.00%, 02/15/50	310	301,118
Illinois Finance Authority, Refunding RB
Series B, 4.00%, 08/15/41	900	895,809
Series C, 4.13%, 08/15/37	3,130	3,048,301
Series C, 5.00%, 08/15/44	390	392,525
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 10/01/43	3,000	2,802,174
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,285,981
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	673,330
State of Illinois, GO 5.50%, 07/01/33	880	889,640
5.50%, 07/01/38	1,475	1,490,508
5.50%, 05/01/39	1,840	2,003,892

		40,607,612

Security	Par (000)	Value

Indiana — 0.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	$525	$504,822

Iowa — 1.0%
Iowa Finance Authority, RB, 5.50%, 07/01/23(a)	3,000	3,033,912
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B2, Subordinate, 0.00%, 06/01/65(d)	3,760	470,767

		3,504,679

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	1,970	1,829,559
Series A, 5.00%, 01/01/47	2,370	2,404,400
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	190	192,664
5.00%, 09/01/43	1,750	1,784,284
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	436,718

		6,647,625

Michigan — 3.0%
Michigan Finance Authority, RB, Series S, 5.00%, 11/01/44	3,640	3,719,822
Michigan Finance Authority, Refunding RB, 5.00%, 11/15/41	2,235	2,309,504
Michigan State Housing Development Authority, RB, M/F Housing, Series A, AMT, 3.80%, 10/01/38	3,965	3,936,309
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	430	438,149

		10,403,784

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,360,607

Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 611, SAB
4.00%, 06/01/40	450	367,440
4.13%, 06/01/50	1,145	848,345
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	760	776,209
5.00%, 07/01/45	530	533,612

		2,525,606

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(b)(e)	450	375,208

New Jersey — 8.4%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	500	526,193
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	375	389,375
Series WW, 5.25%, 06/15/33	170	180,071
Series WW, 5.00%, 06/15/34	225	237,087
Series WW, 5.00%, 06/15/36	1,395	1,461,717
Series WW, 5.25%, 06/15/40	380	394,966
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	947,077

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	$3,525	$2,783,410
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,699,730
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/33	1,660	1,674,839
Series BB, 4.00%, 06/15/50	3,000	2,843,487
Series D, 5.00%, 06/15/32	900	936,600
Series S, 5.25%, 06/15/43	2,150	2,284,162
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	4,050	2,349,089
Series A, 0.00%, 12/15/38	5,845	2,859,649
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	340	364,077
Series A, 4.00%, 06/15/40	1,690	1,681,506
South Jersey Port Corp., RB, Series A, 5.00%, 01/01/49	720	735,600
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	1,861,121
Series A, 5.25%, 06/01/46	1,725	1,796,991
Sub-Series B, 5.00%, 06/01/46	1,130	1,143,075

		29,149,822

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	190,462

New York — 9.3%
City of New York New York, GO, Series B, 5.25%, 10/01/47	100	114,631
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,170,136
Series C-1, 5.00%, 11/15/56	1,690	1,709,395
New York City Municipal Water Finance Authority, RB
Series AA-1, 4.00%, 06/15/51	12,400	12,122,178
Series AA-1, 5.25%, 06/15/52	230	260,657
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,311,928
New York Liberty Development Corp., Refunding RB, Series 1, 5.00%, 11/15/44(b)	1,240	1,236,890
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/54	4,115	3,963,008
Port Authority of New York & New Jersey, Refunding RB, Series 198, 5.25%, 11/15/56	2,555	2,705,206
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	2,810	2,539,181
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.50%, 05/15/52	4,340	5,038,627

		32,171,837

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Class A, 3.70%, 01/01/46	495	461,936

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB Series A-2, 3.00%, 06/01/48	4,495	3,391,069

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB (continued)
Series A-2, 4.00%, 06/01/48	$4,625	$4,250,592
Series B-2, 5.00%, 06/01/55	4,410	4,206,787
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,633,484

		14,481,932

Oregon — 0.6%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,115	577,130
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	650	623,392
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, Convertible, (GTD), 5.00%, 06/15/36	945	1,039,992

		2,240,514

Pennsylvania — 6.3%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	105	85,023
4.00%, 07/01/51	100	78,340
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	3,230	3,255,272
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	1,066,722
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	800	748,072
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,815,940
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,319,614
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 2022, 4.25%, 10/01/47	2,415	2,321,214
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	727,202
Series B, 5.00%, 12/01/40	1,060	1,108,345
Series C, 5.50%, 12/01/23(a)	630	644,493
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,569,778
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	886,787

		21,626,802

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	4,869,180
Series A-1, Restructured, 5.00%, 07/01/58	6,950	6,847,488
Series A-2, Restructured, 4.78%, 07/01/58	349	332,208
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,614,204
Series B-1, Restructured, 4.75%, 07/01/53	536	511,012
Series B-2, Restructured, 4.78%, 07/01/58	520	494,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,226	1,728,885

		16,397,288

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,085	5,094,987

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 5.5%
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	$1,095	$963,378
7.50%, 08/15/62	505	502,690
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,080,492
Series E, 5.50%, 12/01/53	1,610	1,637,748
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	2,360	2,404,802
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	2,938,911
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,361,540

		18,889,561

South Dakota — 0.5%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(a)	1,760	1,867,942

Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	36,148
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(e)	1,575	1,706,728
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, 4.35%, 01/01/48	2,500	2,468,373

		4,211,249

Texas — 18.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	530	566,756
7.88%, 11/01/62	450	468,498
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/51	5,200	4,907,614
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(d)	10,030	8,169,475
County of Harris Texas, Refunding GO(d)
(NPFGC), 0.00%, 08/15/25	7,485	7,057,936
(NPFGC), 0.00%, 08/15/28	10,915	9,525,237
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,111,170
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/23(c)	2,365	2,534,715
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 10/01/51	3,900	2,955,541
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(a)	5,965	2,494,760
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,411,723
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,442,346
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,433,730
Katy Independent School District, GO, (PSF), 4.00%, 02/15/52	3,000	2,990,538
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(d)	3,775	1,862,944
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(a)(d)	2,340	1,329,707
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	580	530,780

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	$4,000	$4,034,832
North Texas Tollway Authority, RB(a)
Series B, 0.00%, 09/01/31(d)	1,975	986,633
Series C, Convertible, 6.75%, 09/01/31	2,500	3,346,092
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	314,116

		64,475,143

Utah(b) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	235	223,950
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	407,513

		631,463

Virginia — 6.1%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/52	5,215	5,141,500
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	5,750	6,041,381
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,190,614
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	1,375	1,318,624
4.00%, 09/01/48	885	703,587
Virginia College Building Authority, RB, 4.00%, 02/01/42	5,000	5,164,580
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	895	858,588
Series G, 5.15%, 11/01/52	505	535,091

		20,953,965

Washington — 3.2%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	3,885	4,018,982
Washington State Convention Center Public Facilities District, RB, Class B, 3.00%, 07/01/58	8,690	5,726,006
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(b)	1,400	1,403,783

		11,148,771

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,809,349

Wisconsin — 1.9%
Public Finance Authority, RB 5.00%, 10/15/51(b)	270	245,092
Class A, 5.00%, 06/15/51(b)	305	260,330
Class A, 6.00%, 06/15/52	175	171,798
Class A, 5.00%, 06/15/56(b)	400	334,822
Class A, 6.13%, 06/15/57	200	196,948
Series A, 5.00%, 07/15/39(b)	120	118,145
Series A, 5.00%, 10/15/40(b)	1,260	1,216,420
Series A, 5.00%, 07/15/49(b)	455	423,773
Series A, 5.00%, 07/15/54(b)	215	196,152
Series A, 5.00%, 07/01/55(b)	395	354,690
Series A-1, 4.50%, 01/01/35(b)	685	615,805

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	$375	$338,402
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,895	2,014,419

		6,486,796

Total Municipal Bonds — 123.1% (Cost: $418,587,085)		425,848,968

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.9%
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	10,000	10,046,335

Florida — 1.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,626,714

Illinois — 0.9%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	3,046	3,160,887

Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	10,274,319

Kansas — 1.7%
Wyandotte County Unified School District No.500 Kansas City, GO, Series A, 5.50%, 09/01/47	5,363	5,966,752

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,344,407

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	2,220	2,269,151
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	998,494

		3,267,645

Nebraska — 1.6%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	5,220	5,511,361

New York — 11.4%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	3,885,715
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	1,845	1,917,967
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series B-1, Subordinate, 4.00%, 08/01/36	7,350	7,788,902
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	8,991,559
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	5,736,714
Port Authority of New York & New Jersey, Refunding ARB, Series 230, 5.25%, 12/01/52(g)	10,000	11,264,996

		39,585,853

Security	Par (000)	Value

Pennsylvania — 1.5%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	$4,997	$5,308,401

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,957,662
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,307	4,080,758

		8,038,420

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.4% (Cost: $96,523,077)		98,131,094

Total Long-Term Investments — 151.5% (Cost: $515,110,162)		523,980,062

	Shares

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(h)(i)	11,472,710	11,475,005

Total Short-Term Securities — 3.3% (Cost: $11,471,999)		11,475,005

Total Investments — 154.8% (Cost: $526,582,161)		535,455,067

Other Assets Less Liabilities — 1.2%		3,940,287

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.3)%		(56,269,849)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.7)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$345,925,505

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 1, 2030, is $6,934,789. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$11,472,189	(a)	$—	$(190)	$3,006	$11,475,005	11,472,710	$92,797	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	67	03/22/23	$7,692	$(91,232)
U.S. Long Bond	115	03/22/23	15,018	(300,630)
5-Year U.S. Treasury Note	66	03/31/23	7,224	(71,845)

				$(463,707)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$463,707	$—	$463,707

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$1,728,364	$—	$1,728,364

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(126,836)	$—	$(126,836)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$44,324,680

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$425,848,968	$—	$425,848,968
Municipal Bonds Transferred to Tender Option Bond Trusts	—	98,131,094	—	98,131,094
Short-Term Securities
Money Market Funds	11,475,005	—	—	11,475,005

	$11,475,005	$523,980,062	$—	$535,455,067

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(463,707)	$—	$—	$(463,707)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
Loan for TOB Trust Certificates	$—	$(646,800)	$—	$(646,800)
TOB Trust Certificates	—	(55,285,145)	—	(55,285,145)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(193,131,945)	$—	$(193,131,945)

See notes to financial statements.

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.1%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52(a)	$2,925	$2,921,516
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	540	558,294
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,361,424
Series D, Sub Lien, 7.00%, 10/01/51	4,335	4,654,936
Health Care Authority of the City of Huntsville, RB, Series B1, (AGM), 3.00%, 06/01/50	2,375	1,845,359
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,239,107
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,290	5,315,434
Series A-1, 5.50%, 01/01/53	1,960	2,142,588
Series B, 4.00%, 12/01/51	4,305	4,349,751

		24,388,409

Arizona — 2.6%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	225	213,333
Series A, 5.00%, 07/01/39	190	183,137
Series A, 5.00%, 07/01/49	210	191,547
Series A, 5.00%, 07/01/54	165	147,478
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(b)	1,185	1,185,321
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	100	96,581
5.00%, 05/15/56	400	367,402
Industrial Development Authority of the City of Phoenix Arizona, RB 5.00%, 07/01/59	465	454,281
Series A, 5.00%, 07/01/46(b)	1,825	1,749,115
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, Series A, 5.00%, 07/01/35(b)	275	276,148
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	350	330,716
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39(b)	100	99,010
5.00%, 07/01/54(b)	210	194,977
Series A, 4.13%, 09/01/38	820	827,122
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,101,064
Salt Verde Financial Corp., RB 5.00%, 12/01/32	5,635	6,112,014
5.00%, 12/01/37	2,000	2,123,186

		15,652,432

Arkansas(b) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	1,920	1,730,035
Series A, AMT, 4.75%, 09/01/49	1,175	1,100,846

		2,830,881

California — 12.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42	3,355	3,405,375

Security	Par (000)	Value

California (continued)
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	$11,505	$11,671,799
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	350,004
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	2,315	2,822,751
California Health Facilities Financing Authority, RB, 4.00%, 11/15/45	1,460	1,390,371
California Health Facilities Financing Authority, Refunding RB 5.00%, 08/01/55	1,500	1,555,246
Series A, 5.00%, 07/01/23(c)	1,765	1,782,338
Series A, 4.00%, 03/01/39	890	891,224
California Municipal Finance Authority, RB, AMT, Senior Lien, 4.00%, 12/31/47	780	674,025
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	207,746
Series A, 5.25%, 08/15/49	510	515,799
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,130	2,131,259
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(b)	1,700	1,712,974
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,050,696
Series I, 5.50%, 11/01/31	3,100	3,176,672
Series I, 5.50%, 11/01/33	1,500	1,537,426
Series I, 5.00%, 11/01/38	1,065	1,088,049
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	990	991,612
Series A, 5.00%, 06/01/46	1,220	1,177,650
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47	4,400	4,784,613
City of Los Angeles Department of Airports, Refunding RB
AMT, 4.00%, 05/15/39	435	438,194
AMT, 4.00%, 05/15/40	470	471,504
AMT, 4.00%, 05/15/41	550	548,655
AMT, Subordinate, 5.00%, 11/15/31(c)	5	5,821
AMT, Subordinate, 5.00%, 05/15/46	1,265	1,349,470
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	525	386,130
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	245	210,613
4.00%, 12/01/56	355	263,204
Series A, 4.00%, 06/01/58	1,500	1,257,575
Senior Lien, 3.13%, 06/01/57	1,290	905,103
Series A, Senior Lien, 4.00%, 12/01/58	755	586,502
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	1,700	1,711,130
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	2,405	2,445,729
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,155	2,202,593
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	3,810	3,793,385

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(c)	$3,905	$3,934,569
Series J, 5.25%, 05/15/38	1,110	1,119,053
Riverside County Public Financing Authority, RB, 5.25%, 11/01/25(c)	2,000	2,163,586
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	2,255	2,183,300
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	723,938
Series A, AMT, 5.25%, 05/01/33	560	563,431
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,240,256
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,143,920
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	490	501,844
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	864,433

		75,931,567

Colorado — 3.1%
Arapahoe County School District No. 6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,155,298
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	250	224,279
City & County of Denver Colorado Airport System Revenue, RB
Series B, 5.25%, 11/15/32	1,750	1,788,939
Series A, AMT, 5.50%, 11/15/28	500	509,851
Series A, AMT, 5.50%, 11/15/30	225	229,483
Series A, AMT, 5.50%, 11/15/31	270	275,402
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	1,290	1,206,111
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series D, AMT, 5.75%, 11/15/45	1,315	1,517,955
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/38(d)	1,835	967,599
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	320	313,751
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	425	387,900
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	595	651,564
5.50%, 11/01/47	370	404,019
5.25%, 11/01/52	920	985,581
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,945	1,814,530
Series A, 4.00%, 08/01/49	3,920	3,588,788
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,334,557
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	495	450,561

		18,806,168

Connecticut — 0.5%
State of Connecticut, GO, Series A, 4.00%, 01/15/37	3,015	3,103,219

Security	Par (000)	Value

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	$1,260	$1,295,049

District of Columbia — 4.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,853,096
District of Columbia, Refunding RB
5.00%, 04/01/35	465	499,249
Series A, 6.00%, 07/01/23(c)	820	830,953
Catholic Health Services, 5.00%, 10/01/48	2,525	2,601,081
District of Columbia, TA, 5.13%, 06/01/41	690	691,415
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Class B, Subordinate, (AGM), 4.00%, 10/01/53	2,990	2,905,957
Series B, Subordinate, 4.00%, 10/01/49	5,985	5,639,959

		25,021,710

Florida — 5.5%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/52	3,310	3,504,612
Capital Projects Finance Authority, RB
Series A-1, 5.00%, 10/01/32	215	227,212
Series A-1, 5.00%, 10/01/33	240	252,377
Series A-1, 5.00%, 10/01/34	240	250,679
Series A-1, 5.00%, 10/01/35	80	82,872
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(b)	190	169,504
Series A, 5.00%, 12/15/49	140	134,262
Series A, 5.00%, 12/15/54	125	119,623
Series A, 5.50%, 06/01/57(b)	100	91,353
Celebration Pointe Community Development District No. 1, SAB 5.00%, 05/01/32	215	215,678
5.00%, 05/01/48	530	497,855
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,475,000
County of Broward Florida Airport System Revenue, RB, Series A, AMT, 5.00%, 10/01/45	575	587,871
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(c)	500	508,289
County of Miami-Dade Seaport Department, RB(c)
Series A, 5.50%, 10/01/23	2,125	2,163,696
Series A, 6.00%, 10/01/23	7,515	7,676,588
Series B, AMT, 6.00%, 10/01/23	1,775	1,807,551
Series B, AMT, 6.25%, 10/01/23	310	316,705
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52(e)	1,455	1,554,075
Series D, AMT, 6.00%, 10/01/23(c)	735	748,581
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	1,665	444,796
Series A-2, 0.00%, 10/01/47	1,610	418,038
Series A-2, 0.00%, 10/01/48	1,135	277,310
Series A-2, 0.00%, 10/01/49	935	219,698
Florida Development Finance Corp., RB 6.50%, 06/30/57(b)	750	755,377
Series A, 5.00%, 06/15/40	240	242,238
Series A, 5.00%, 06/15/50	795	780,890

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.00%, 06/15/55	$475	$463,955
AMT, 5.00%, 05/01/29(b)	180	169,319
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	105	89,642
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	1,170	1,187,810
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	180	182,424
5.38%, 05/01/47	185	185,891
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	15	15,026
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,040,598
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	270	239,030
4.00%, 05/01/50	260	210,979
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	440	448,554
Series A, 5.00%, 11/01/52	630	639,911
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,585	1,597,846
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(f)(g)	1,670	1,057,991

		33,051,706

Georgia — 5.6%
Dalton Whitfield County Joint Development Authority, GO, 4.00%, 08/15/48	4,400	4,297,221
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	435	405,555
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	715	759,484
Georgia Housing & Finance Authority, RB, S/F Housing 3.60%, 12/01/44	1,585	1,391,400
Series B, 2.50%, 06/01/50	795	533,667
Georgia Ports Authority, RB, 4.00%, 07/01/47	1,480	1,483,451
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	578,005
Series A, 5.00%, 05/15/36	540	573,095
Series A, 5.00%, 05/15/37	595	626,242
Series A, 5.00%, 05/15/38	325	340,314
Series A, 5.00%, 05/15/49	7,195	7,378,904
Series A, 5.00%, 06/01/53(e)	5,160	5,480,049
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	3,585	3,257,543
4.00%, 01/01/59	3,525	3,133,055
Series A, 5.00%, 07/01/52	1,870	1,939,319
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,360	1,281,102

		33,458,406

Hawaii — 0.3%
State of Hawaii Airports System Revenue, COP AMT, 5.25%, 08/01/25	250	252,367

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP (continued)
AMT, 5.25%, 08/01/26	$810	$817,941
State of Hawaii Airports System Revenue, RB, Series A, AMT, 5.00%, 07/01/45	1,000	1,021,143

		2,091,451

Idaho — 1.2%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	605	606,118
Series 2017, 5.00%, 12/01/46	805	836,738
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	2,845	2,040,226
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/52	1,250	1,321,414
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	1,400	1,345,483
(GTD), 4.00%, 05/01/52	1,095	978,648

		7,128,627

Illinois — 11.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,035	1,081,242
Series A, 5.00%, 12/01/40	535	542,897
Series A, 5.00%, 12/01/47	310	311,087
Series C, 5.25%, 12/01/35	2,790	2,828,086
Series D, 5.00%, 12/01/46	3,605	3,581,900
Series H, 5.00%, 12/01/36	495	503,326
Series H, 5.00%, 12/01/46	215	215,289
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,245,590
Series D, 5.00%, 12/01/27	1,600	1,667,352
Series D, 5.00%, 12/01/31	150	156,350
Series F, 5.00%, 12/01/23	290	291,627
Series G, 5.00%, 12/01/34	710	731,393
Series G, 5.00%, 12/01/44	150	150,451
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,010	1,015,638
Chicago O’Hare International Airport, RB, Class A, AMT, Senior Lien, 5.50%, 01/01/55	2,565	2,795,832
Chicago O’Hare International Airport, Refunding RB
Series A, Senior Lien, 4.00%, 01/01/36	1,035	1,070,357
Series B, Senior Lien, 5.00%, 01/01/53	1,585	1,664,971
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	2,210	2,075,692
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,375,833
Cook County Community College District No. 508, GO 5.50%, 12/01/38	2,670	2,724,284
5.25%, 12/01/43	3,850	3,920,497
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	480	487,024
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/15/50	600	544,050
Series C, 5.00%, 02/15/41	1,600	1,668,259
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	3,690	4,126,073
Illinois State Toll Highway Authority, RB
Series C, 5.00%, 01/01/37	3,005	3,161,242

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB (continued)
Series C, 5.00%, 01/01/38	$2,000	$2,103,216
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	285,545
Series A, 5.00%, 06/15/57	2,745	2,758,643
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	2,165	437,902
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	2,315	2,063,362
Series B, (AGM), 0.00%, 06/15/44(d)	8,680	3,294,581
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	3,020	596,767
State of Illinois, GO 5.25%, 02/01/31	730	746,445
5.25%, 02/01/32	2,500	2,555,812
5.50%, 07/01/33	3,000	3,032,865
5.50%, 07/01/38	620	626,519
5.00%, 02/01/39	1,640	1,652,454
Series A, 5.00%, 04/01/35	3,500	3,511,480
Series A, 5.00%, 04/01/38	5,020	5,035,933
Series C, 4.00%, 11/01/43	440	405,885
Series D, 5.00%, 11/01/28	505	544,281
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	193,949
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,374,465

		71,156,446

Indiana — 1.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,114,466
AMT, 7.00%, 01/01/44	4,625	4,717,070
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,075	3,097,758
Series A, AMT, 5.25%, 07/01/23	560	564,783
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,783,569

		11,277,646

Iowa — 0.1%
Iowa Student Loan Liquidity Corp, Refunding RB, Series B, AMT, 3.00%, 12/01/39	400	358,565

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	400	389,702

Kentucky — 2.2%
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(d)	5,000	4,774,365
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,450	6,443,002
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 0.00%, 07/01/43(h)	1,655	1,899,859

		13,117,226

Louisiana — 0.7%
Lafayette Parish School Board Sale Tax Revenue, RB (e) 4.00%, 04/01/48	555	546,036
4.00%, 04/01/53	355	345,872

Security	Par (000)	Value

Louisiana (continued)
Lake Charles Harbor & Terminal District, RB, Series B, AMT, (AGM), 5.50%, 01/01/29	$1,000	$1,022,867
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/33	1,450	1,477,637
Series A, 5.25%, 05/15/35	955	961,590

		4,354,002

Maryland — 0.4%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	135,131
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	1,550	1,596,804
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	475,933

		2,207,868

Massachusetts — 1.8%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,810	2,037,709
Series C, 5.00%, 10/01/52	1,875	2,083,682
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,975	2,003,667
Massachusetts Development Finance Agency, Refunding RB 5.00%, 01/01/41	525	531,893
5.00%, 01/01/45	375	378,468
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-1, (FHA), 3.10%, 06/01/60	2,645	1,842,737
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	805	793,565
Massachusetts Port Authority, RB, Series E, AMT, 5.00%, 07/01/46	1,220	1,297,412

		10,969,133

Michigan — 2.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,017
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,153,090
Michigan Finance Authority, RB, 4.00%, 02/15/50	5,250	4,977,100
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 4.15%, 10/01/53	5,000	4,571,600
Series A, AMT, 2.70%, 10/01/56	1,890	1,246,655
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,190,906
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,680	1,703,187

		14,847,555

Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,790	1,852,081
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	5,760	5,685,373
Series A, 5.25%, 02/15/53	615	640,951
Series A, 5.25%, 02/15/58	3,050	3,172,518

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	$1,495	$1,602,490
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,155	2,393,145

		15,346,558

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,224,434
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	260	263,303

		1,487,737

Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	345	347,296
Series A, 4.00%, 07/01/46	2,485	2,441,522
Series C, 4.00%, 11/15/49	3,455	3,375,770
Kansas City Industrial Development Authority, RB, Class B, AMT, 5.00%, 03/01/54	3,435	3,542,787
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	425	374,994
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	440	342,144
St. Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	490,595

		10,915,108

Montana — 0.5%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	125	118,779
Montana State Board of Regents, Refunding RB
Series G, 3.00%, 11/15/43	1,020	823,594
Series G, 4.00%, 11/15/46	2,250	2,253,386

		3,195,759

New Hampshire(b) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	2,350	2,234,521
Series B, AMT, 3.75%, 07/01/45(a)	270	217,075
Series C, AMT, 4.88%, 11/01/42	1,260	1,169,027

		3,620,623

New Jersey — 11.5%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	2,390	2,452,147
5.25%, 11/01/44	2,250	2,282,038
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	645	6,624
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	560	561,988
4.00%, 11/01/39	450	450,006
5.00%, 06/15/43	3,710	4,036,331
Series EEE, 5.00%, 06/15/48	6,405	6,667,221
AMT, 5.13%, 09/15/23	880	882,707
AMT, (AGM), 5.00%, 01/01/31	530	536,162
AMT, 5.38%, 01/01/43	1,500	1,513,725

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	$1,570	$1,576,797
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	775	870,192
New Jersey Economic Development Authority, Refunding SAB 6.50%, 04/01/28	6,560	6,829,399
5.75%, 04/01/31	705	667,398
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	4,980	3,932,308
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,810	1,641,871
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, Class C, AMT, 3.63%, 12/01/49	665	560,100
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, (HUD SECT 8), 2.30%, 11/01/40	1,150	889,375
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/28	500	538,089
Series AA, 5.50%, 06/15/39	3,845	3,884,469
Series AA, 5.00%, 06/15/44	1,355	1,359,329
Series AA, 5.00%, 06/15/45	415	423,045
Series AA, 4.00%, 06/15/50	1,730	1,646,405
Series S, 5.25%, 06/15/43	1,145	1,216,449
Series S, 5.00%, 06/15/46	4,980	5,197,292
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	5,385	5,942,423
Series E, 5.00%, 01/01/45	2,810	2,888,750
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,706,914
Series A, 5.25%, 06/01/46	4,415	4,599,256
Sub-Series B, 5.00%, 06/01/46	3,170	3,206,680

		68,965,490

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	90,313

New York — 18.4%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	512,019
City of New York New York, GO
Series A-1, 4.00%, 09/01/46	1,550	1,534,785
Series B, 5.25%, 10/01/39	1,030	1,213,494
Series B, 5.25%, 10/01/40	790	926,792
Series C, 5.00%, 08/01/43	1,870	2,081,220
Series D, 5.00%, 12/01/43	2,380	2,591,870
Series D-1, 4.00%, 03/01/44	515	525,852
Series F-1, 4.00%, 03/01/47	4,410	4,460,014
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/39	910	923,311
Series C, 4.00%, 11/15/33	100	100,004
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/25	100	105,177
Series C-1, 5.00%, 11/15/26	65	69,323
Series C-1, 4.75%, 11/15/45	6,795	6,784,746
Series C-1, 5.00%, 11/15/50	575	583,375

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	$1,760	$1,725,682
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	3,375	2,438,572
Series C-1A, 4.20%, 11/01/44	3,000	2,974,371
Series D-1-B, (FHA), 2.50%, 11/01/55	1,500	954,391
Series H, 2.55%, 11/01/45	925	664,222
New York City Industrial Development Agency, Refunding RB 3.00%, 03/01/49	1,645	1,246,713
Series A, (AGM), 3.00%, 01/01/36	95	86,629
Series A, (AGM), 3.00%, 01/01/40	350	297,784
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	1,080	1,223,955
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	810	806,599
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	5,036,485
Series A-1, Subordinate, 4.00%, 08/01/48	2,240	2,226,302
Series B-1, Subordinate, 4.00%, 08/01/48	2,500	2,494,090
Series F-1, Subordinate, 5.00%, 02/01/47	3,260	3,615,001
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,300,713
New York Liberty Development Corp., Refunding RB
Class 2, 5.15%, 11/15/34(b)	470	471,141
Class 2, 5.38%, 11/15/40(b)	1,175	1,175,409
Series 1, 5.00%, 11/15/44(b)	6,110	6,094,676
Series A, 2.88%, 11/15/46	3,840	2,913,074
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	2,685	2,621,551
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	3,830	3,751,255
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,200	1,190,528
Series A, 5.00%, 03/15/45	1,530	1,638,362
Series A, 4.00%, 03/15/49	2,720	2,669,253
Series D, 4.00%, 02/15/47	6,570	6,447,699
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	2,094,279
New York State Housing Finance Agency, RB, M/F Housing, Series G, (SONYMA), 2.60%, 11/01/46	1,130	819,839
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	750	755,363
Series B, Subordinate, 4.00%, 01/01/45	3,110	3,027,492
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/45	6,575	6,518,159
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,991,320
AMT, 5.00%, 12/01/40	2,250	2,337,142
AMT, 4.00%, 04/30/53	425	364,146
Series A, AMT, 5.00%, 07/01/46	1,600	1,595,544
Port Authority of New York & New Jersey, RB, 4.00%, 09/01/45	2,500	2,511,090
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/41	1,150	1,139,436
Series 223, AMT, 4.00%, 07/15/46	350	336,937

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	$2,145	$1,589,683
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/57	1,640	1,848,721
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	945	1,014,919
Series A, 4.00%, 11/15/54	555	541,075
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	976	994,019
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	210	210,832

		110,166,435

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	2,335	2,588,899
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	109,887
Series A, 5.00%, 10/01/40	190	191,897
Series A, 4.00%, 10/01/45	565	481,458
Series A, 5.00%, 10/01/45	340	341,433
Series A, 4.00%, 10/01/50	145	119,964
Series A, 5.00%, 10/01/50	380	380,425

		4,213,963

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,074,837

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	1,740	1,599,142
Series B-2, 5.00%, 06/01/55	7,135	6,806,219
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	440,184
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	450,534
Series A, 4.00%, 12/01/44	555	547,646
Series CC, 5.00%, 11/15/49	590	658,393
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	2,415	2,304,350
Series A, 3.75%, 08/15/50	1,155	1,046,811
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	860	788,163
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,885	2,887,807
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	874,087

		18,403,336

Oklahoma — 1.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	410,961
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,225	2,076,744
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,230	2,248,233

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB (continued)
Series C, 4.00%, 01/01/42	$2,120	$2,173,307
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,442,809

		8,352,054

Oregon — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,445	747,939
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	470	246,262
Oregon State Facilities Authority, RB, Series A, 4.13%, 06/01/52	960	920,703

		1,914,904

Pennsylvania — 5.4%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	1,530	1,542,408
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,910	1,807,410
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/49	2,765	2,574,810
4.00%, 09/01/51	2,260	2,084,775
Series A, 5.00%, 09/01/43	965	1,004,236
Series A, 5.00%, 09/01/48	385	397,563
Series A, 4.00%, 09/01/49	615	572,956
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/42	3,680	3,698,308
AMT, 5.75%, 06/30/48	1,405	1,556,016
AMT, 5.25%, 06/30/53	2,330	2,443,045
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	481,738
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	3,695	3,623,051
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,535	1,569,917
Series A, Subordinate, 4.00%, 12/01/46	2,065	2,019,684
Series A, Subordinate, (BAM), 4.00%, 12/01/50	810	793,902
Pennsylvania Turnpike Commission, Refunding RB
Series B-2, (AGM), 5.00%, 06/01/35	3,110	3,389,477
Series C, 4.00%, 12/01/51	2,355	2,319,291
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	440	473,818

		32,352,405

Puerto Rico — 4.7%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.75%, 07/01/31	1,596	1,731,163
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,224	4,975,860
Series A-1, Restructured, 5.00%, 07/01/58	12,597	12,411,195
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,099,334
Series A-2, Restructured, 4.33%, 07/01/40	2,333	2,231,006

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$164	$156,355
Series B-2, Restructured, 4.78%, 07/01/58	159	151,145
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	12,023	3,338,643

		28,094,701

Rhode Island — 2.3%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	250	246,096
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,713,773
Series A, 5.00%, 06/01/40	950	958,357
Series B, 4.50%, 06/01/45	5,685	5,696,165
Series B, 5.00%, 06/01/50	4,880	4,906,362

		13,520,753

South Carolina — 5.5%
Charleston County Airport District, RB(c)
Series A, AMT, 5.50%, 07/01/23	2,810	2,835,677
Series A, AMT, 6.00%, 07/01/23	1,155	1,167,749
County of Charleston South Carolina, RB, 5.25%, 12/01/23(c)	3,295	3,362,066
South Carolina Jobs-Economic Development Authority, RB(b) 5.00%, 01/01/40	385	368,492
5.00%, 01/01/55	335	294,732
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/38	2,710	2,858,679
Series A, 5.00%, 05/01/43	2,430	2,507,152
Series A, 5.00%, 05/01/48	3,395	3,492,535
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(c)	1,085	1,141,568
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	4,893,271
Series E, 5.50%, 12/01/53	2,040	2,075,159
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,755	1,769,359
Series A, 5.00%, 12/01/55	465	468,825
Series C, 5.00%, 12/01/46	1,795	1,821,099
Series E, 5.25%, 12/01/55	3,750	3,844,777

		32,901,140

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	1,295	1,220,653

Tennessee — 1.8%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	157,349
Mercer County Improvement Authority, RB
Series B, AMT, 5.25%, 07/01/35	950	1,061,609
Series B, AMT, 5.50%, 07/01/36	795	897,814

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	$740	$764,282
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	445	355,312
Series A, 5.25%, 10/01/58	3,840	3,868,923
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,130	3,391,784

		10,497,073

Texas — 9.5%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	965	1,031,925
7.88%, 11/01/62	815	848,501
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	380	298,826
City of Austin Texas Airport System Revenue, RB
AMT, 5.00%, 11/15/39	665	677,341
Series B, AMT, 5.00%, 11/15/44	1,980	2,064,520
City of Beaumont Texas, GO, 5.25%, 03/01/23(c)	2,070	2,074,186
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	150	150,132
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	102,873
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	595	596,854
Series A, AMT, 5.00%, 07/01/27	100	102,207
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,338,344
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	233,482
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,547,705
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	2,300	1,085,250
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,960,500
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	4,750	2,096,693
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	735,998
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	10,540	5,670,699
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	180	164,725
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(d)	640	319,719
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	3,199,715
Port Authority of Houston of Harris County Texas, RB, 4.00%, 10/01/46	2,110	2,072,284
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	940	942,796
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,467,462
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	1,280	1,385,315

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB (continued)
Series A, 4.00%, 07/01/53	$1,435	$1,379,741
Series A, 5.00%, 07/01/53	880	939,470
Series B, 5.00%, 07/01/48	4,955	5,172,188
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	90,427
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,745	1,612,534
Series A, (GNMA), 3.75%, 09/01/49	1,250	1,208,946
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	975	976,825
Texas Transportation Commission State Highway 249 System, RB, Series A, 5.00%, 08/01/57	1,715	1,738,495
Texas Transportation Commission State Highway 249 System, RB, CAB(d) 0.00%, 08/01/40	500	213,917
0.00%, 08/01/41	2,000	806,472
0.00%, 08/01/42	2,345	888,839
Texas Water Development Board, RB 4.45%, 10/15/36	675	749,740
4.00%, 10/15/45	1,810	1,817,857
Series A, 4.00%, 10/15/49	2,100	2,102,100

		56,865,603

Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, RB
Series A, AMT, 5.00%, 07/01/47	995	1,026,016
Series A, AMT, 5.00%, 07/01/48	955	988,261
County of Utah, RB, Series A, 3.00%, 05/15/50	1,085	870,986
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	100	99,579
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	135	131,054

		3,115,896

Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	250	251,656

Virginia — 1.7%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	300	289,159
Series A, 5.13%, 03/01/31	790	672,032
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	814,315
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	2,780	2,740,819
Series A, Senior Lien, 4.00%, 07/01/50	1,265	1,235,305
Series A, Senior Lien, 4.00%, 07/01/55	1,575	1,574,425
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	981,649
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.05%, 11/01/47	1,825	1,934,692

		10,242,396

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 1.3%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(c)	$2,335	$2,515,598
Port of Seattle Washington, RB
Series A, AMT, 5.00%, 05/01/43	1,615	1,678,455
Series C, AMT, 5.00%, 04/01/40	1,050	1,071,328
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	375	353,754
Washington State Housing Finance Commission, Refunding RB(b) 5.00%, 01/01/43	1,000	997,922
5.00%, 01/01/48	1,405	1,375,401

		7,992,458

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	578,438

Wisconsin — 1.4%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	205	208,016
Series A, 5.00%, 07/01/55(b)	120	107,754
Series A-1, 4.50%, 01/01/35(b)	210	188,787
AMT, 4.00%, 09/30/51	1,925	1,616,026
AMT, 4.00%, 03/31/56	1,835	1,502,026
Public Finance Authority, Refunding RB(b) 5.25%, 05/15/52	735	659,649
5.00%, 09/01/54	115	92,421
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,280	3,151,995
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	667,516

		8,194,190

Total Municipal Bonds — 137.8% (Cost: $831,230,993)		825,012,247

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama — 1.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	6,702	7,188,229

California — 2.1%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	4,050	4,162,396
Sacramento Area Flood Control Agency, Refunding SAB 5.00%, 10/01/47	3,345	3,519,336
Series A, 5.00%, 10/01/43	4,725	5,020,965

		12,702,697

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.25%, 12/01/48(j)	2,463	2,601,439
Series A, AMT, 5.50%, 11/15/53	7,685	8,514,601
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,172,345

		12,288,385

Security	Par (000)	Value

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	$2,361	$2,361,730

Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	5,672	5,370,173

Georgia — 1.6%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	9,020	9,547,717

Illinois — 0.3%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	4	3,870
Series C, 4.00%, 02/15/41	1,540	1,542,797

		1,546,667

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,740	2,636,003

Massachusetts — 1.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	2,238	2,246,022
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,979	5,127,710

		7,373,732

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,241	5,533,736

New York — 3.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,159	5,127,701
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	7,220	7,206,950
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	3,600	3,739,043
Series 221, AMT, 4.00%, 07/15/55	2,820	2,632,927

		18,706,621

Pennsylvania — 1.4%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	7,078	7,518,999
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,081,403

		8,600,402

Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,570	5,472,756

Texas — 0.6%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	3,440	3,440,000

Virginia — 0.8%
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,311	5,033,088

West Virginia — 0.7%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	4,222	3,975,818

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	$3,070	$3,022,928
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.45%, 05/01/57	3,322	3,231,107
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.10%, 11/01/43	2,658	2,584,886

		8,838,921

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.1% (Cost: $121,851,487)		120,616,675

Total Long-Term Investments — 157.9% (Cost: $953,082,480)		945,628,922

	Shares

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(k)(l)	22,002,960	22,007,361

Total Short-Term Securities — 3.7% (Cost: $22,004,661)		22,007,361

Total Investments — 161.6% (Cost: $975,087,141)		967,636,283

Other Assets Less Liabilities — 0.4%		2,599,574

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.5)%		(68,634,785)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.5)%		(302,700,000)

Net Assets Applicable to Common Shares — 100.0%		$598,901,072

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2026 to February 15, 2028, is $6,862,071. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,826,073	$19,178,493	(a)	$—	$728	$2,067	$22,007,361	22,002,960	$83,721	$—

(a)	Represents net amount purchased (sold).

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	252	03/22/23	$28,933	$(477,127)
U.S. Long Bond	431	03/22/23	56,286	(1,814,156)
5-Year U.S. Treasury Note	218	03/31/23	23,861	(333,701)

				$(2,624,984)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$2,624,984	$—	$2,624,984

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$9,092,703	$—	$9,092,703

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$871,646	$—	$871,646

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$121,181,727

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$825,012,247	$—	$825,012,247
Municipal Bonds Transferred to Tender Option Bond Trusts	—	120,616,675	—	120,616,675

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$22,007,361	$—	$—	$22,007,361

	$22,007,361	$945,628,922	$—	$967,636,283

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,624,984)	$—	$—	$(2,624,984)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(68,183,463)	$—	$(68,183,463)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(370,883,463)	$—	$(370,883,463)

See notes to financial statements.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.0%
Black Belt Energy Gas District, RB(a)
Series B-2, 4.36%, 12/01/48	$2,500	$2,497,772
Series F, 5.50%, 11/01/53	1,590	1,704,655
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.47%, 01/01/53(a)	9,645	9,862,765
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,449,839

		15,515,031

Arizona — 3.0%
Arizona Industrial Development Authority, RB, Series A, (BAM), 4.00%, 06/01/44	1,435	1,424,786
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,500,677
Series G, 5.00%, 07/01/47	715	686,546
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,030	946,060
Industrial Development Authority of the City of Phoenix Arizona, RB(c) 6.63%, 07/01/23	2,245	2,278,635
6.88%, 07/01/23	3,440	3,495,043
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b) 5.00%, 07/01/35	600	602,504
5.00%, 07/01/45	700	674,475
Series A, 5.00%, 07/01/35	1,125	1,129,696
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,916,175

		15,654,597

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.75%, 09/01/49(b)	3,550	3,325,960

California — 3.5%
Bay Area Toll Authority, Refunding RB, Series C, 4.19%, 04/01/56(a)	2,000	1,971,248
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	4,354,137
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	1,135	1,051,542
Series 2021-1, Class A, 3.50%, 11/20/35	1,255	1,207,687
California Municipal Finance Authority, RB, AMT, Senior Lien, 5.00%, 12/31/43	2,800	2,855,286
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	445	327,291
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 10/01/56	205	176,227
4.00%, 12/01/56	315	233,547
Series A, 4.00%, 06/01/58	1,270	1,064,747
Senior Lien, 3.13%, 06/01/57	1,080	757,760
Series A, Senior Lien, 4.00%, 12/01/58	635	493,283
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(d)	10,000	3,611,550

		18,104,305

Security	Par (000)	Value

Colorado — 2.9%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	$1,025	$919,543
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 12/01/48	3,300	3,437,145
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	395	431,318
Series D, 4.29%, 05/15/61(a)	2,515	2,554,807
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	3,840	3,998,308
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,014,426
E-470 Public Highway Authority, Refunding RB, Series B, 3.40%, 09/01/39(a)	510	507,483
Serenity Ridge Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/23(c)	1,000	1,048,160

		14,911,190

Connecticut — 1.4%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,790,213
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	3,613,806

		7,404,019

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	2,780	2,878,974

Florida — 11.2%
Celebration Pointe Community Development District No. 1, SAB 5.00%, 05/01/32	860	862,712
5.00%, 05/01/48	2,160	2,028,994
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	8,000	8,411,824
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	7,980	7,762,298
Series A, AMT, 5.00%, 10/01/39(e)	1,975	2,111,198
Series A-1, AMT, (AGM), 4.00%, 10/01/45	6,400	6,179,078
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	645	649,624
Greater Orlando Aviation Authority, RB, Series A, AMT, 4.00%, 10/01/52	5,000	4,783,310
Highlands County Health Facilities Authority, Refunding RB, 1.58%, 11/15/56(a)	9,000	9,000,000
Lakewood Ranch Stewardship District, SAB 4.63%, 05/01/27	255	257,054
5.25%, 05/01/37	470	476,330
5.38%, 05/01/47	770	773,708
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	4,625	4,732,170
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,917,141
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	375	382,290
Series A, 5.00%, 11/01/52	540	548,495

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, RB (continued)
Series B, 4.00%, 11/15/41	$300	$264,693
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	582,679

		58,723,598

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	1,575	1,551,537
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	349,616
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,902,414
Series B, 5.00%, 12/01/52(a)	4,035	4,271,072
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	2,745	2,770,402

		10,845,041

Illinois — 10.2%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,823,018
Series D, 5.00%, 12/01/46	3,570	3,547,123
Series H, 5.00%, 12/01/36	865	879,549
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,200	1,230,212
Series D, 5.00%, 12/01/25	1,560	1,599,276
Series G, 5.00%, 12/01/34	865	891,063
Chicago O’Hare International Airport, RB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	1,450	1,498,347
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,024,765
Cook County Community College District No. 508, GO, 5.25%, 12/01/31	5,000	5,089,160
Illinois Finance Authority, RB, Series A, 5.25%, 07/01/23(c)	1,785	1,803,088
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	2,525	2,249,765
Series C, 5.00%, 02/15/41	3,600	3,753,583
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,028,299
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,980	11,637,702
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(d)	8,755	1,770,821
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	12,215	2,735,354
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,511,404
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,915	1,917,850

		52,990,379

Security	Par (000)	Value

Indiana — 0.9%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	$2,250	$2,300,504
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(c)	2,640	2,659,834

		4,960,338

Iowa — 1.3%
Iowa Finance Authority, RB 5.00%, 05/15/36	1,050	973,298
Series A, 5.00%, 05/15/48	6,750	5,772,789

		6,746,087

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,490,612

Louisiana — 2.0%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	11,095	10,504,148

Maryland — 3.8%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	545,531
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	4,935	5,173,928
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	1,500	1,571,607
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	2,560	2,489,598
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/40	6,350	6,472,593
Maryland Stadium Authority, RB, Series A, (NPFGC), 5.00%, 05/01/47	3,630	3,852,864

		20,106,121

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	2,680	2,177,146
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,958,629
Series A, 5.00%, 01/01/47	845	857,265
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	1,620	1,674,795

		6,667,835

Michigan — 3.1%
Michigan Finance Authority, Refunding RB 4.00%, 09/01/46	1,200	1,141,428
4.49%, 04/15/47(a)	5,595	5,834,891
Series A, Class 1, 4.00%, 06/01/49	2,500	2,304,895
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	340	321,905
Series A, AMT, 2.55%, 10/01/51	6,890	4,579,080
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,799,499

		15,981,698

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.4%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	$1,500	$1,417,704
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	681,489
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	1,940	1,854,077
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,945	3,134,684

		7,087,954

Mississippi — 1.8%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	3,016,134
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	1,105	1,179,297
Series A, 4.00%, 10/15/38	5,535	5,452,113

		9,647,544

Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,000	9,684,530

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	205	204,346
Series B-2, 3.60%, 12/01/47	315	315,604

		519,950

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,765	5,030,963

Nevada — 3.2%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	2,250	2,311,159
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	5,230	5,216,093
County of Clark Nevada, GO, Series A, 5.00%, 06/01/37	1,500	1,638,149
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	7,875	7,745,236

		16,910,637

New Jersey — 10.7%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,419,935
New Jersey Economic Development Authority, RB
Series UU, 5.00%, 06/15/40	2,755	2,791,755
AMT, 5.13%, 01/01/34	1,050	1,058,848
AMT, 5.38%, 01/01/43	10,000	10,091,500
Series A, AMT, 5.63%, 11/15/30	1,530	1,558,043
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(a)	2,000	1,786,882
New Jersey Higher Education Student Assistance Authority, Refunding RB Series B, Class B, AMT, 4.00%, 12/01/41	2,305	2,324,212
Series C, Class C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,703,651
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series A, AMT, 3.80%, 10/01/32	3,755	3,724,536
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,000	944,206
Series AA, 5.25%, 06/15/33	8,750	8,828,216

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.25%, 06/15/41	$780	$806,626
Series AA, 5.00%, 06/15/44	4,450	4,502,862
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	7,260	3,551,933
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	5,430	6,017,651
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,090,948
Sub-Series B, 5.00%, 06/01/46	555	561,422

		55,763,226

New York — 12.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,248,801
City of New York New York, GO
Series C, 4.00%, 08/01/37	4,000	4,161,424
Series F-1, 4.00%, 08/01/41	4,355	4,421,279
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,435,146
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, Subordinate, 4.00%, 08/01/45	16,920	16,696,791
Series F-1, Subordinate, 5.00%, 02/01/47	990	1,097,807
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,640	3,568,398
Series A, 6.25%, 06/01/41(b)	3,300	3,300,713
New York Liberty Development Corp., Refunding RB
Class 2, 5.15%, 11/15/34(b)	460	461,117
Class 2, 5.38%, 11/15/40(b)	1,145	1,145,398
Series 1, 4.00%, 02/15/43	4,250	4,187,916
Series A, 3.00%, 11/15/51	415	308,510
New York State Dormitory Authority, Refunding RB 4.00%, 03/15/49	5,000	4,896,920
Series A, 4.00%, 03/15/41	3,750	3,822,949
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	3,325	3,285,582
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	2,059,088
AMT, 4.00%, 04/30/53	1,175	1,006,755
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,834,027
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,769,033

		65,707,654

North Carolina — 2.1%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	365	301,979
Series A, 5.00%, 10/01/50	980	981,095
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.70%, 12/01/41(a)	9,935	9,926,903

		11,209,977

North Dakota — 0.2%
University of North Dakota, COP, Series A, (AGM), 4.00%, 06/01/46	990	943,943

Ohio — 5.0%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	875,574

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	$6,115	$5,833,221
County of Franklin Ohio, RB, Series CC, 5.00%, 11/15/49	525	585,859
County of Montgomery Ohio, RB, Catholic Health Services, 5.45%, 11/13/23(c)	7,430	7,597,561
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	485	444,487
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	2,500	2,325,503
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 1.89%, 12/01/42(a)	4,665	4,630,162
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	4,077,569

		26,369,936

Oklahoma — 1.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,205	2,058,077
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	7,000	7,057,232

		9,115,309

Oregon — 0.2%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	841,896

Pennsylvania — 9.2%
Allegheny County Hospital Development Authority, RB, Series D2, 4.44%, 11/15/47(a)	2,600	2,686,063
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	2,360	2,330,741
Montgomery County Higher Education and Health Authority, Refunding RB 4.00%, 09/01/51	4,000	3,689,868
Series A, 5.00%, 09/01/48	2,440	2,519,622
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,056,976
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,855	1,871,007
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/38	2,565	2,590,309
AMT, 5.50%, 06/30/43	985	1,073,852
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	410	310,017
Series 125B, AMT, 3.65%, 10/01/42	7,000	6,490,043
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	440	460,037
Sub-Series B-1, 5.25%, 06/01/47	5,680	5,964,687
Series A, Subordinate, 5.00%, 12/01/37	940	1,014,071
Series A, Subordinate, 5.00%, 12/01/39	730	782,475
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	1,700	1,799,287
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,627,536

Security	Par (000)	Value

Pennsylvania (continued)
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	$2,315	$2,016,434
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	2,955	3,199,562
(SAW), 5.00%, 03/01/43	2,145	2,303,691

		47,786,278

Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,215,640
Series A-1, Restructured, 5.00%, 07/01/58	10,292	10,140,193
Series A-2, Restructured, 4.78%, 07/01/58	3,133	2,982,253
Series A-2, Restructured, 4.33%, 07/01/40	2,240	2,142,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	10,130	2,812,979

		21,293,137

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 3.00%, 10/01/39	240	210,355
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	5,920	5,931,627
Series B, 5.00%, 06/01/50	2,000	2,010,804

		8,152,786

South Carolina — 1.0%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,690	2,775,408
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,563,185

		5,338,593

Texas — 8.4%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	790	844,788
7.88%, 11/01/62	685	713,158
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	4,005	4,366,095
AMT, 5.00%, 07/01/29	2,135	2,141,653
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, 4.00%, 02/01/42	5,000	4,964,490
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	5,000	5,206,310
Series A, 5.00%, 01/01/48	5,350	5,627,060
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,322,590
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB 5.00%, 11/15/40	3,250	3,208,686
Series A-1, 5.00%, 10/01/44	3,500	3,482,307
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB 5.00%, 12/15/29	2,260	2,404,882
5.00%, 12/15/32	3,480	3,733,908
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	3,575	3,615,137

		43,631,064

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 2.9%
City of Murray Utah, RB, Series A, 1.58%, 05/15/36(a)	$15,000	$15,000,000

Virginia — 3.9%
Ballston Quarter Community Development Authority, TA
Series A, AMT, 5.38%, 03/01/36	430	345,344
Series A, AMT, 5.50%, 03/01/46	1,475	1,065,688
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	6,965	7,305,192
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,562,123
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	7,895	7,931,830

		20,210,177

Washington — 2.6%
Central Puget Sound Regional Transit Authority, RB, Series 2015, Class 2A, 1.86%, 11/01/45(a)	6,000	6,006,048
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.97%, 01/01/40(a)	1,825	1,835,585
Port of Seattle Washington, RB, Series A, AMT, 5.00%, 05/01/43	1,295	1,345,882
State of Washington, COP, Series B, 5.00%, 07/01/38	2,300	2,439,090
Washington Health Care Facilities Authority, Refunding RB, 4.00%, 09/01/50	2,000	1,922,348

		13,548,953

Wisconsin — 2.2%
Public Finance Authority, RB
Series A, 5.00%, 06/01/36(b)	200	197,259
Series A, 4.00%, 11/15/37	325	297,661
Series A, 5.00%, 06/01/51(b)	680	618,829
Series A, 5.00%, 06/01/61(b)	870	771,522
Public Finance Authority, Refunding RB
Series A, 5.00%, 11/15/49	1,095	1,055,225
Series B, AMT, 5.00%, 07/01/42	1,000	1,001,305
State of Wisconsin, GO, Series A, 4.16%, 05/01/25(a)	3,000	2,999,088
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	4,080	4,337,113

		11,278,002

Wyoming — 0.2%
Wyoming Community Development Authority, Refunding RB, Series 2, AMT, 4.05%, 12/01/38	495	495,074
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43(e)	500	504,930

		1,000,004

Total Municipal Bonds — 129.0% (Cost: $677,717,520)		672,882,446

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 3.0%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	14,998	15,781,775

Security	Par (000)	Value

Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(g)	$6,504	$6,939,280

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	4,897	5,143,888

New York — 1.9%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,000	9,813,850

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	600,343

Pennsylvania — 1.4%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	7,250	7,468,776

Texas — 6.6%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(h)	17,655	19,133,373
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	15,164,886

		34,298,259

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.3% (Cost: $78,787,708)		80,046,171

Total Long-Term Investments — 144.3% (Cost: $756,505,228)		752,928,617

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(i)(j)	43,612,696	43,621,418

Total Short-Term Securities — 8.4% (Cost: $43,614,738)		43,621,418

Total Investments — 152.7% (Cost: $800,119,966)		796,550,035

Other Assets Less Liabilities — 2.0%		10,518,762

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.0)%		(41,688,433)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.7)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$521,580,364

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF)

(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 1, 2026 to June 1, 2026, is $7,203,207. See Note 4 of the Notes to Financial Statements for details.

(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$9,003,003	$34,623,611(a)	$—	$(10,439)	$5,243	$43,621,418	43,612,696	$282,975	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	134	03/22/23	$15,385	$(155,642)
U.S. Long Bond	231	03/22/23	30,167	(579,836)
5-Year U.S. Treasury Note	140	03/31/23	15,323	(115,456)

				$(850,934)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$850,934	$—	$850,934

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock MuniVest Fund, Inc. (MVF)

For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$6,229,187	$—	$6,229,187

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$405,757	$—	$405,757

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$71,692,953

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$672,882,446	$—	$672,882,446
Municipal Bonds Transferred to Tender Option Bond Trusts	—	80,046,171	—	80,046,171
Short-Term Securities
Money Market Funds	43,621,418	—	—	43,621,418

	$43,621,418	$752,928,617	$—	$796,550,035

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(850,934)	$—	$—	$(850,934)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(41,524,426)	$—	$(41,524,426)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(285,324,426)	$—	$(285,324,426)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	BYM	BLE	MVF

ASSETS
Investments, at value — unaffiliated(a)	$523,980,062	$945,628,922	$752,928,617
Investments, at value — affiliated(b)	11,475,005	22,007,361	43,621,418
Cash	83,672	302,282	167,903
Cash pledged for futures contracts	707,000	2,611,000	1,428,000
Receivables:
Investments sold	—	604,710	5,290,423
TOB Trust	—	—	4,999,350
Dividends — affiliated	18,988	17,816	52,930
Interest — unaffiliated	4,690,770	9,924,620	6,685,416
Deferred offering costs	—	114,854	—
Prepaid expenses	7,428	5,847	7,530

Total assets	540,962,925	981,217,412	815,181,587

ACCRUED LIABILITIES
Payables:
Investments purchased	—	7,886,264	5,852,733
Accounting services fees	29,049	29,048	53,468
Custodian fees	3,663	5,105	4,196
Income dividend distributions — Common Shares	1,004,031	1,807,696	1,359,701
Interest expense and fees	337,904	451,322	164,007
Investment advisory fees	248,416	447,674	332,019
Offering costs	—	3,093	—
Trustees’ and Officer’s fees	62,362	100,255	112,977
Other accrued expenses	11,065	69,876	10,605
Professional fees	33,910	42,998	38,911
Transfer agent fees	18,157	13,525	30,237
Variation margin on futures contracts	156,918	576,021	317,943

Total accrued liabilities	1,905,475	11,432,877	8,276,797

OTHER LIABILITIES
TOB Trust Certificates	55,285,145	68,183,463	41,524,426
Loan for TOB Trust Certificates	646,800	—	—
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	137,200,000	302,700,000	243,800,000

Total other liabilities	193,131,945	370,883,463	285,324,426

Total liabilities	195,037,420	382,316,340	293,601,223

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$345,925,505	$598,901,072	$521,580,364

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$363,029,286	$668,401,778	$576,610,198
Accumulated loss	(17,103,781)	(69,500,706)	(55,029,834)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$345,925,505	$598,901,072	$521,580,364

Net asset value per Common Share	$13.09	$12.28	$8.06

(a) Investments, at cost — unaffiliated	$515,110,162	$953,082,480	$756,505,228
(b) Investments, at cost — affiliated	$11,471,999	$22,004,661	$43,614,738
(c) Preferred Shares outstanding	1,372	3,027	2,438
(d) Preferred Shares authorized	Unlimited	Unlimited	10,000,000
(e) Par value per Preferred Share	$0.001	$0.001	$0.10
(f) Common Shares outstanding	26,421,869	48,775,792	64,747,653
(g) Common Shares authorized	Unlimited	Unlimited	150,000,000
(h) Par value per Common Share	$0.001	$0.001	$0.10

See notes to financial statements.

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2023

	BYM	BLE	MVF

INVESTMENT INCOME
Dividends — affiliated	$92,797	$83,721	$282,975
Interest — unaffiliated	11,651,765	20,640,872	15,744,007

Total investment income	11,744,562	20,724,593	16,026,982

EXPENSES
Investment advisory	1,488,739	2,665,923	2,025,183
Accounting services	34,787	34,788	59,223
Professional	32,738	17,664	40,675
Transfer agent	23,524	24,408	34,625
Trustees and Officer	11,954	19,749	18,305
Custodian	7,177	7,036	5,843
Registration	4,492	25,185	10,933
Printing and postage	3,858	3,281	4,164
Miscellaneous	33,475	18,929	35,240

Total expenses excluding interest expense, fees and amortization of offering costs	1,640,744	2,816,963	2,234,191
Interest expense, fees and amortization of offering costs(a)	3,394,232	6,602,025	5,083,684

Total expenses	5,034,976	9,418,988	7,317,875
Less:
Fees waived and/or reimbursed by the Manager	(4,523)	(4,279)	(15,220)

Total expenses after fees waived and/or reimbursed	5,030,453	9,414,709	7,302,655

Net investment income	6,714,109	11,309,884	8,724,327

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,606,827)	(33,398,393)	(26,830,385)
Investments — affiliated	(190)	728	(10,439)
Futures contracts	1,728,364	9,092,703	6,229,187

	(5,878,653)	(24,304,962)	(20,611,637)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,533,159)	9,185,678	1,694,217
Investments — affiliated	3,006	2,067	5,243
Futures contracts	(126,836)	871,646	405,757

	(5,656,989)	10,059,391	2,105,217

Net realized and unrealized loss	(11,535,642)	(14,245,571)	(18,506,420)

NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$(4,821,533)	$(2,935,687)	$(9,782,093)

(a)	Related to TOB Trusts and/or VMTP Shares.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	BYM			BLE
	Six Months Ended 01/31/23 (unaudited)	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Six Months Ended 01/31/23 (unaudited)	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$6,714,109	$15,369,485	$18,442,119	$11,309,884	$27,809,433	$22,845,790
Net realized gain (loss)	(5,878,653)	(5,555,585)	1,130,070	(24,304,962)	(1,310,413)	(1,085,434)
Net change in unrealized appreciation (depreciation)	(5,656,989)	(56,114,762)	8,574,911	10,059,391	(121,558,020)	15,056,145

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(4,821,533)	(46,300,862)	28,147,100	(2,935,687)	(95,059,000)	36,816,501

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(7,503,919)	(16,852,955)	(18,114,969)	(12,916,334)	(30,868,262)	(23,759,629)

CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of common shares	—	—	—	—	2,684,598	—
Net proceeds from the issuance of common shares due to reorganization	—	—	—	—	—	376,530,043
Reinvestment of common distributions	89,709	70,326	74,214	—	371,902	598,608
Redemption of shares resulting from share repurchase program (including transaction costs)	—	—	—	(889,167)	—	—
Redemption of common shares due to reorgnization	—	—	—	—	—	(379)

Net increase (decrease) in net assets derived from capital share transactions	89,709	70,326	74,214	(889,167)	3,056,500	377,128,272

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(12,235,743)	(63,083,491)	10,106,345	(16,741,188)	(122,870,762)	390,185,144
Beginning of period	358,161,248	421,244,739	411,138,394	615,642,260	738,513,022	348,327,878

End of period	$345,925,505	$358,161,248	$421,244,739	$598,901,072	$615,642,260	$738,513,022

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	MVF
	Six Months Ended 01/31/23 (unaudited)	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$8,724,327	$22,799,115	$26,743,153
Net realized gain (loss)	(20,611,637)	(7,690,116)	2,243,779
Net change in unrealized appreciation (depreciation)	2,105,217	(102,488,132)	28,082,486

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(9,782,093)	(87,379,133)	57,069,418

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(10,520,400)	(23,905,170)	(26,064,221)

CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	(587,575)	—	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(20,890,068)	(111,284,303)	31,005,197
Beginning of period	542,470,432	653,754,735	622,749,538

End of period	$521,580,364	$542,470,432	$653,754,735

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Cash Flows (unaudited)

Six Months Ended January 31, 2023

	BYM	BLE	MVF

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$(4,821,533)	$(2,935,687)	$(9,782,093)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	112,087,959	229,742,061	299,467,564
Purchases of long-term investments	(70,027,935)	(175,632,219)	(213,060,595)
Net proceeds from sales of short-term securities	(11,472,189)	(19,178,493)	(34,623,611)
Amortization of premium and accretion of discount on investments and other fees	(606,837)	1,245,448	1,677,540
Net realized loss on investments	7,607,017	33,397,665	26,840,824
Net unrealized depreciation on investments	5,530,153	(9,187,745)	(1,699,460)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(17,495)	(14,315)	(42,675)
Interest — unaffiliated	(94,685)	356,741	924,632
Prepaid expenses	20,792	14,788	13,410
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(16,982)	(16,981)	(36,051)
Custodian fees	(911)	(3,118)	(3,022)
Interest expense and fees	185,531	219,779	(6,178)
Investment advisory fees	(268,526)	(414,837)	(378,256)
Trustees’ and Officer’s fees	2,270	3,501	(8,842)
Other accrued expenses	(2,487)	(4,384)	(1,479)
Professional fees	(32,327)	(53,147)	(31,762)
Transfer agent fees	(6,231)	(22,965)	(10,126)
Variation margin on futures contracts	134,689	536,370	265,509

Net cash provided by operating activities	38,200,273	58,052,462	69,505,329

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(7,942,265)	(13,649,184)	(11,332,717)
Payments for offering costs	—	(7,671)	—
Repayments of TOB Trust Certificates	(38,647,724)	(59,670,266)	(65,352,428)
Net payments on Common Shares redeemed	—	(889,167)	(587,575)
Proceeds from TOB Trust Certificates	8,479,008	16,726,938	7,975,647
Proceeds from Loan for TOB Trust Certificates	646,800	—	—
Increase in bank overdraft	(557,420)	(18,830)	(15,353)

Net cash provided by financing activities	(38,021,601)	(57,508,180)	(69,312,426)

CASH
Net increase in restricted and unrestricted cash	178,672	544,282	192,903
Restricted and unrestricted cash at beginning of period	612,000	2,369,000	1,403,000

Restricted and unrestricted cash at end of period	$790,672	$2,913,282	$1,595,903

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,208,701	$6,382,246	$5,089,862

NON-CASH FINANCING ACTIVITIES
Reinvestment of common distributions	$89,709	$—	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$83,672	$302,282	$167,903
Cash pledged
Futures contracts	707,000	2,611,000	1,428,000

	$790,672	$2,913,282	$1,595,903

See notes to financial statements.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BYM
	Six Months Ended 01/31/23 (unaudited)		Period from 09/01/21 to 07/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17
Net asset value, beginning of period	$13.56		$15.95		$15.57	$15.72	$14.70	$15.32	$16.22

Net investment income(a)	0.25		0.58		0.70	0.66	0.61	0.67	0.75
Net realized and unrealized gain (loss)		(0.44)	(2.33)		0.37	(0.23)	1.04	(0.62)	(0.87)

Net increase (decrease) from investment operations		(0.19)	(1.75)		1.07	0.43	1.65	0.05	(0.12)

Distributions to Common Shareholders from net investment income(b)		(0.28)	(0.64)		(0.69)	(0.58)	(0.63)	(0.67)	(0.78)

Net asset value, end of period	$13.09		$13.56		$15.95	$15.57	$15.72	$14.70	$15.32

Market price, end of period	$11.82		$13.34		$16.06	$14.19	$14.19	$13.09	$14.84

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(1.06	)%(d)	(10.99	)%(d)	7.14%	3.20%	12.12%	0.80%	(0.30)%

Based on market price	(9.18	)%(d)	(13.04	)%(d)	18.36%	4.19%	13.66%	(7.34)%	0.74%

Ratios to Average Net Assets Applicable to Common Shareholders(e)
Total expenses	3.02	%(f)	1.68	%(f)	1.49%	2.02%	2.53%	2.23%	1.93%

Total expenses after fees waived and/or reimbursed	3.02	%(f)	1.68	%(f)	1.49%	2.02%	2.53%	2.23%	1.93%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(g)	0.98	%(f)	0.97	%(f)	0.96%	0.98%	0.98%	0.97%	0.97%

Net investment income to Common Shareholders	4.03	%(f)	4.35	%(f)	4.41%	4.31%	4.13%	4.50%	4.95%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$345,926		$358,161		$421,245	$411,138	$415,127	$388,149	$404,474

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200		$137,200	$137,200	$137,200	$137,200	$137,200

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$279,113	(h)	$258,385	(h)	$407,030 (i)	$399,664 (i)	$402,571 (i)	$382,907 (i)	$394,806 (i)

TOB Trust Certificates, end of period (000)	$55,932		$88,933		$107,358	$121,029	$118,726	$111,781	$101,288

Asset coverage per $1,000 of TOB Trust Certificates, end of period(j)	$9,638		$6,570		N/A	N/A	N/A	N/A	N/A

Portfolio turnover rate		13%	32%		5%	13%	15%	30%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(h)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(i)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(j)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BLE
	Six Months Ended 01/31/23 (unaudited)		Period from 09/01/21 to 07/31/22		Year Ended 08/31/21		Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17
Net asset value, beginning of period	$12.60		$15.18		$14.79		$15.16		$14.55	$15.17	$16.12

Net investment income(a)	0.23		0.57		0.69		0.73		0.71	0.76	0.83
Net realized and unrealized gain (loss)		(0.29)	(2.52)		0.44		(0.40)		0.60	(0.60)	(0.89)

Net increase (decrease) from investment operations		(0.06)	(1.95)		1.13		0.33		1.31	0.16	(0.06)

Distributions to Common Shareholders from net investment income(b)		(0.26)	(0.63)		(0.74)		(0.70)		(0.70)	(0.78)	(0.89)

Net asset value, end of period	$12.28		$12.60		$15.18		$14.79		$15.16	$14.55	$15.17

Market price, end of period	$10.99		$11.77		$16.10		$14.83		$15.48	$13.77	$15.45

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(0.05	)%(d)	(12.94	)%(d)	7.82%		2.37%		9.52%	1.35%	(0.18)%

Based on market price	(4.24	)%(d)	(23.32	)%(d)	14.05%		0.52%		18.17%	(5.82)%	0.29%

Ratios to Average Net Assets Applicable to Common Shareholders(e)
Total expenses	3.27	%(f)	1.74	%(f)	1.60	%(g)	2.03	%(h)	2.55%	2.32%	2.02%

Total expenses after fees waived and/or reimbursed	3.27	%(f)	1.74	%(f)	1.57	%(g)	2.00	%(h)	2.55%	2.31%	2.02%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)	0.98	%(f)	0.94	%(f)	1.00	%(g)	0.99	%(h)	0.98%	0.98%	0.99%

Net investment income to Common Shareholders	3.92	%(f)	4.50	%(f)	4.54%		4.96%		4.86%	5.12%	5.47%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$598,901		$615,642		$738,513		$348,328		$356,649	$342,437	$356,901

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$302,700		$302,700		$302,700		$151,300		$151,300	$151,300	$151,300

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$261,480	(j)	$247,830	(j)	$343,975	(k)	$330,223	(k)	$335,723 (k)	$326,330 (k)	$335,890 (k)

TOB Trust Certificates, end of period (000)	$68,183		$113,752		$155,988		$73,763		$59,519	$67,497	$71,274

Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$14,223		$9,073		N/A		N/A		N/A	N/A	N/A

Portfolio turnover rate		18%	27%		15%		19%		18%	7%	9%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 1.56%, 1.56% and 0.99%, respectively.

(h)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 2.00%, 2.00% and 0.98%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(k)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(l)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MVF
	Six Months Ended 01/31/23 (unaudited)		Period from 09/01/21 to 07/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17
Net asset value, beginning of period	$8.37		$10.08		$9.60	$9.83	$9.35	$9.75	$10.38

Net investment income(a)	0.13		0.35		0.41	0.43	0.44	0.51	0.56
Net realized and unrealized gain (loss)		(0.28)	(1.69)		0.47	(0.25)	0.50	(0.39)	(0.62)

Net increase (decrease) from investment operations		(0.15)	(1.34)		0.88	0.18	0.94	0.12	(0.06)

Distributions to Common Shareholders from net investment income(b)		(0.16)	(0.37)		(0.40)	(0.41)	(0.46)	(0.52)	(0.57)

Net asset value, end of period	$8.06		$8.37		$10.08	$9.60	$9.83	$9.35	$9.75

Market price, end of period	$7.15		$7.81		$9.80	$8.77	$9.49	$8.81	$9.84

Total Return Applicable to Common Shareholders(c)
Based on net asset value	(1.42	)%(d)	(13.30	)%(d)	9.62%	2.30%	10.76%	1.52%	(0.38)%

Based on market price	(6.28	)%(d)	(16.79	)%(d)	16.66%	(3.19)%	13.47%	(5.22)%	(3.10)%

Ratios to Average Net Assets Applicable to Common Shareholders(e)
Total expenses	2.88	%(f)	1.58	%(f)	1.34%	1.77%	2.29%	2.16%	1.92%

Total expenses after fees waived and/or reimbursed	2.88	%(f)	1.58	%(f)	1.34%	1.77%	2.29%	2.16%	1.92%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(g)	0.87	%(f)	0.86	%(f)	0.84%	0.85%	0.87%	0.89%	0.91%

Net investment income to Common Shareholders	3.44	%(f)	4.18	%(f)	4.17%	4.48%	4.74%	5.35%	5.71%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$521,580		$542,470		$653,755	$622,750	$637,636	$605,972	$630,489

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800		$243,800	$243,800	$243,800	$243,800	$243,800

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$282,803	(h)	$260,636	(h)	$368,152 (i)	$355,435 (i)	$361,541 (i)	$348,553 (i)	$358,609 (i)

TOB Trust Certificates, end of period (000)	$41,524		$93,902		$106,029	$97,266	$100,463	$112,817	$139,989

Asset coverage per $1,000 of TOB Trust Certificates, end of period(j)	$19,432		$9,373		N/A	N/A	N/A	N/A	N/A

Portfolio turnover rate		28%	26%		13%	18%	31%	21%	26%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(h)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(i)

Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(j)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniVest Fund, Inc	MVF	Maryland	Diversified

The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

Prior Year Reorganization: The Board and shareholders of BLE (the “Acquiring Trust”) and the Board and shareholders of each of BlackRock Strategic Municipal Trust (“BSD”), BlackRock MuniYield Investment Quality Fund (“MFT”) and BlackRock Municipal Income Investment Trust (“BBF”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganizations of each Target Fund into the Acquiring Trust. As a result, the Acquiring Trust acquired substantially all of the assets and assumed substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly-issued Common Shares and Preferred Shares of the Acquiring Trust.

Each Common Shareholder of a Target Fund received Common Shares of the Acquiring Trust in an amount equal to the aggregate NAV of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on April 9, 2021, less the costs of the Target Fund’s reorganizations. Cash was distributed for any fractional shares.

Each Preferred Shareholder of a Target Fund received Preferred Shares of the Acquiring Trust in an amount equal to the aggregate liquidation preference of the Target Fund’s Preferred Shares held by such Preferred Shareholder prior to the Target Fund’s reorganization.

The reorganizations were accomplished by a tax-free exchange of Common Shares and Preferred Shares of the Acquiring Trust in the following amounts and at the following conversion ratios:

Target Funds	Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	BLE’s Share Class	Shares of BLE
BSD	Common	7,309,381	0.97816190	Common	7,149,748	(a)
MFT	Common	8,481,587	0.95690286	Common	8,116,045	(a)
BBF	Common	10,232,375	0.95732884	Common	9,795,743	(a)
BSD	VMTP	429	1	VMTP	429
MFT	VMTP	565	1	VMTP	565
BBF	VMTP	520	1	VMTP	520

(a)	Net of fractional shares redeemed.

Each Target Fund’s net assets and composition of net assets on April 9, 2021, the valuation date of the reorganizations were as follows:

	BSD	MFT	BBF
Net assets applicable to Common Shareholders	$107,419,054	$121,937,458	$147,173,531
Paid-in-capital	94,046,930	113,183,132	133,279,579
Accumulated earnings	13,372,124	8,754,326	13,893,952

For financial reporting purposes, assets received and shares issued by the Acquiring Trust were recorded at fair value. However, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets applicable to Common Shareholders of the Acquiring Trust before the reorganizations were $354,170,274. The aggregate net assets applicable to Common Shareholders of the Acquiring Trust immediately after the reorganizations amounted to $730,700,317. Each Target Fund’s fair value and cost of financial instruments prior to the reorganizations were as follows:

Target Funds	Fair Value of Investments	Cost of Investments	TOB Trust Certificates	Preferred Shares Value
BSD	$175,642,719	$160,134,612	$29,381,544	$42,900,000
MFT	199,974,622	183,080,385	27,570,183	56,500,000
BBF	228,740,575	208,822,701	35,319,194	52,000,000

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The purpose of these transactions was to combine four funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on April 12, 2021.

Assuming the reorganization had been completed on September 1, 2020, the beginning of the fiscal reporting period of the Acquiring Trust, the pro forma results of operations for the year ended August 31, 2021, are as follows:

• Net investment income (loss): $33,072,194

• Net realized and change in unrealized gain/loss on investments: $24,768,855

• Net increase in net assets resulting from operations: $57,841,049

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Acquiring Trust’s Statements of Operations since April 12, 2021.

Reorganization costs incurred by BLE in connection with the reorganization were expensed by BLE. The Manager reimbursed BLE $149,214.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust.

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Notes to Financial Statements (unaudited) (continued)

Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MVF’s management believes that the fund’s restrictions on borrowings do not apply to the Trust’s TOB Trust transactions. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Trust Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BYM	$764,275	$134,937	$48,981	$948,193
BLE	946,277	179,435	71,711	1,197,423
MVF	580,037	115,820	39,686	735,543

For the six months ended January 31, 2023, the following table is a summary of each Trust’s TOB Trusts:

Trust Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BYM	$98,131,094		$55,285,145		1.68% — 1.84%	$68,768,877	2.73%
BLE	120,616,675		68,183,463		1.67 — 1.96	85,946,953	2.76
MVF	80,046,171		41,524,426		1.69 — 1.96	55,371,852	2.63

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Trust invests in a TOB Trust on a recourse basis, a Trust enters into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at January 31, 2023, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at January 31, 2023.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2023, the following table is a summary of each Trust’s Loan for TOB Trust Certificates:

Trust Name	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
BYM	$646,800	0.25 — 0.25%	$73,820	0.71%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust, except for MVF, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets:

Trust Name	Investment Advisory Fees
BYM	0.55%
BLE	0.55

For purposes of calculating these fees, “managed assets” are determined as total assets of each Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

For such services, MVF pays the Manager a monthly fee at an annual rate equal to 0.50% of the average daily value of the Trust’s net assets.

For purposes of calculating this fee, “net assets" mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV.

BLE has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BLE common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BLE’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended January 31, 2023 amounted to $0.

Expense Limitations, Waivers and Reimbursements: With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through

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Notes to Financial Statements (unaudited) (continued)

June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
BYM	$4,523
BLE	4,279
MVF	15,220

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended January 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.

Trustees and Officers: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Trust Name	Purchases	Sales	Net Realized Gain (Loss)
MVF	$16,208,020	$—	$ —

7.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Trust Name	Purchases	Sales
BYM	$68,781,211	$ 106,485,689
BLE	169,491,748	230,330,281
MVF	212,124,819	284,663,940

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

During the year ended January 31, 2023, the Trusts listed below utilized the following amounts of their respective capital loss carryforward:

Trust Name	Non-Expiring
BYM	$ 18,328,618
BLE	34,056,036
MVF	28,303,468

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BYM	$471,099,144	$20,661,405	$(12,701,134)	$7,960,271
BLE	907,347,808	19,622,645	(30,142,618)	(10,519,973)
MVF	759,293,305	11,237,830	(16,356,460)	(5,118,630)

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While

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Notes to Financial Statements (unaudited) (continued)

clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trusts’ performance.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Trusts may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

BYM and BLE are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.

Common Shares

For the six months shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Trust Name	Six Months Ended 01/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21
BYM	6,598	4,409	4,589
BLE	—	24,988	39,663

For the period ended July 31, 2022 and year ended August 31, 2021, shares issued and outstanding remained constant for MVF.

For the year ended August 31, 2021, Common Shares of BLE issued and outstanding increased by 25,061,561 as a result of the reorganization of BSD, MFT and BBF with and into BLE.

For the year ended August 31, 2021, Common Shares of BLE issued and outstanding decreased by 25 as a result of a redemption of fractional shares from the reorganization of BSD, MFT and BBF with and into BLE.

The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2021 through November 30, 2022, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2021, subject to certain conditions. From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares in any particular amounts. For the six months ended January 31, 2023, BYM did not repurchase any shares.

The total cost of the shares repurchased is reflected in Trusts’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs were as follows:

	BLE
	Shares	Amounts
Six Months Ended January 31, 2023	80,872	$889,167

	MVF
	Shares	Amounts
Six Months Ended January 31, 2023	88,718	$587,575

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

BLE has filed a prospectus with the SEC allowing it to issue an additional 15,000,000 Common Shares through the Shelf Offering. Under the Shelf Offering, BLE, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 14,822,320 Common Shares remain available for issuance under the Shelf Offering. During the period ended January 31, 2023, BLE did not issue any Common Shares. See Additional Information - Shelf Offering Program for additional information.

Initial costs incurred by BLE in connection with its shelf offering are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the shelf offering period will be charged to expense.

Preferred Shares

A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VMTP Shares

BYM, BLE and MVF (for purposes of this section, each a “VMTP Trust”) have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Trust may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

Trust Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
BYM	12/16/2011	1,372	$137,200,000	07/02/2024	Aa1	AA
BLE	12/16/2011	1,513	151,300,000	07/02/2024	Aa1	AA
	04/12/2021	1,514	151,400,000	07/02/2024	Aa1	AA
MVF	12/16/2011	2,438	243,800,000	07/02/2024	Aa1	AA

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Trust. With respect to each VMTP Trust, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If each VMTP Trust redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or to a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.

The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Trust fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended January 31, 2023, the average annualized dividend rates for the VMTP Shares were as follows:

	BYM	BLE	MVF
Dividend rates	3.57%	3.57%	3.57%

For the six months ended January 31, 2023, VMTP Shares issued and outstanding of each VMTP Trust remained constant.

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Offering Costs: The Trusts incurred costs in connection with the issuance of VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Trust Name	Dividends Accrued	Deferred Offering Costs Amortization
BYM	$2,446,039	$—
BLE	5,404,602	—
MVF	4,348,141	—

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BYM	02/01/23	02/15/23	03/01/23	$0.038000
	03/01/23	03/15/23	04/03/23	0.038000
BLE	02/01/23	02/15/23	03/01/23	0.037000
	03/01/23	03/15/23	04/03/23	0.034000
MVF	02/01/23	02/15/23	03/01/23	0.021000
	03/01/23	03/15/23	04/03/23	0.021000

The Trusts declared and paid or will pay distributions to Preferred Shareholders as follows:

	Preferred Shares(a)
Trust Name	Shares	Series	Declared
BYM	VMTP	W-7	$453,737
BLE	VMTP	W-7	1,001,066
MVF	VMTP	W-7	806,277

(a)	Dividends declared for period February 1, 2023 to February 28, 2023.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Additional Information

Trust Certification

The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Environmental, Social and Governance (“ESG”) Integration

Although a Trust does not seek to implement a specific sustainability strategy unless otherwise disclosed, Trust management will consider ESG characteristics as part of the investment process for actively managed Trusts. These considerations will vary depending on a Trust’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Trust management will consider such ESG characteristics it deems relevant or additive, if any, when making investment decisions for a Trust. The ESG characteristics utilized in a Trust’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Trust. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Trust may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Trust’s exposure to certain companies or industries and a Trust may forego certain investment opportunities. While Trust management views ESG considerations as having the potential to contribute to a Trust’s long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts, other than BLE, do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

BLE’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800)-882-0052.

The following information is a summary of certain changes since July 31, 2022. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.

Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.

Effective August 1, 2022, the State of Delaware enacted new control beneficial interest acquisition provisions of the Delaware Statutory Trust Act (the “Delaware CBIA Statute”) that automatically applies to Delaware statutory trusts that are registered as closed-end management investment companies under the Investment Company Act of 1940, such as BYM and BLE. In general, the Delaware CBIA Statute limits the right of holders who acquire “control beneficial interests” of a statutory trust to vote those beneficial interests on matters under the Delaware Statutory Trust Act or the governing instrument of BYM and BLE unless approved by disinterested shareholders holding two-thirds of the votes entitled to be cast. The Delaware CBIA Statute generally defines “control beneficial interests” to include beneficial interests that, in the absence of the Delaware CBIA Statute, if aggregated with all other beneficial interests of the statutory trust that are either (i) owned by the acquiring person (or an associate) or (ii) in respect of which the acquiring person (or an associate) is entitled to exercise or direct the exercise of voting power, would entitle that person to exercise or direct the exercise of voting power of beneficial interests in the election of trustees, within any of certain specified ranges of voting power starting at 10%. The Delaware CBIA Statute requires acquiring persons to disclose to the statutory trust any control beneficial interest acquisition within 10 days of such acquisition. The Delaware CBIA Statute allows a statutory trust’s governing instrument or board of trustees to provide exemptions from the statute’s limitations to acquisitions of beneficial interests, including as to any series or classes of beneficial interests. After careful consideration of a number of factors including, among other factors, the potential impact to each of BYM’s and BLE’s use of leverage through preferred shares, each Trust’s Board of Trustees approved the adoption of an amendment to each Trust’s Statement of Preferences governing the preferred shares which provides for acquisitions of each Trust’s outstanding preferred shares to be exempt from the limitations of the Delaware CBIA Statute. The foregoing is only a summary of certain aspects of the Delaware CBIA Statute. Shareholders should consult their own legal counsel to determine the application of the Delaware CBIA Statute with respect to their beneficial interests of BYM and BLE and any subsequent acquisitions of beneficial interests.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information (continued)

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BLE only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BLE only, prospectuses, are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including for BLE only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Shelf Offering Program

From time to time, BLE may seek to raise additional equity capital through a Shelf Offering. In a Shelf Offering, BLE may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BLE’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow BLE to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

On November 17, 2021, BLE filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectus of BLE are not offers to sell BLE Common Shares or solicitations of an offer to buy BLE Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus of BLE contains important information about the BLE, including its investment objective, risks, charges and expenses. Investors are urged to read the prospectus of BLE carefully and in its entirety before investing. Copies of the final prospectus for BLE can be obtained from BlackRock at blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

A D D I T I O N A L I N F O R M A T I O N	57

Additional Information (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Trust and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VMTP Redemption and Paying Agent

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

Want to know more?

blackrock.com    |    800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-01/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies –

(a) Not applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

2

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: March 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: March 23, 2023

4